Schedule of investments
Delaware Healthcare Fund	June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.89%♦
Biotechnology — 28.18%
ACADIA Pharmaceuticals †	160,000	$ 2,254,400
Alkermes †	423,142	12,605,400
Allogene Therapeutics †	146,779	1,673,281
Alnylam Pharmaceuticals †	41,000	5,979,850
Amarin ADR †	190,000	283,100
AnaptysBio †	93,732	1,902,760
Arcus Biosciences †	379,100	9,606,394
Atea Pharmaceuticals †	70,000	497,000
Athenex †	70,000	28,658
BioMarin Pharmaceutical †	124,000	10,275,880
Cellectis ADR †	226,875	642,056
Clovis Oncology †	250,200	450,360
Cogent Biosciences †	230,000	2,074,600
Coherus Biosciences †	430,000	3,113,200
Compugen †	690,000	1,276,500
Day One Biopharmaceuticals †	110,000	1,969,000
Dynavax Technologies †	760,000	9,568,400
Epizyme †	203,200	298,704
Exact Sciences †	96,353	3,795,345
Forma Therapeutics Holdings †	92,786	639,295
Fortress Biotech †	100,000	83,990
Galmed Pharmaceuticals †	306,010	208,087
Incyte †	80,000	6,077,600
Intellia Therapeutics †	20,000	1,035,200
Intercept Pharmaceuticals †	27,000	372,870
Karyopharm Therapeutics †	380,000	1,713,800
Landos Biopharma †	147,182	107,134
MacroGenics †	420,000	1,239,000
Madrigal Pharmaceuticals †	28,500	2,040,030
MEI Pharma †	600,000	363,000
Mersana Therapeutics †	150,000	693,000
Mirati Therapeutics †	60,000	4,027,800
MorphoSys †	300,000	5,902,578
Mustang Bio †	120,000	70,200
Myriad Genetics †	135,000	2,452,950
Nektar Therapeutics †	256,385	974,263
Neurocrine Biosciences †	110,000	10,722,800
NextCure †	150,000	705,000
ProQR Therapeutics †	620,000	482,174
Provention Bio †	70,000	280,000
Puma Biotechnology †	61,255	174,577
NQ-573 [6/22] 8/22 (2351833)    1

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals †	90,000	$ 53,201,700
REGENXBIO †	149,000	3,680,300
Rigel Pharmaceuticals †	1,600,000	1,808,000
Rocket Pharmaceuticals †	58,000	798,080
Roivant Sciences †	78,559	319,735
Sangamo Therapeutics †	400,000	1,656,000
Sarepta Therapeutics †	13,000	974,480
Seagen †	80,000	14,155,200
Sio Gene Therapies †	64,171	23,114
Surface Oncology †	350,000	574,000
Syndax Pharmaceuticals †	180,000	3,463,200
Tarsus Pharmaceuticals †	172,908	2,524,457
Theravance Biopharma †	208,783	1,891,574
Ultragenyx Pharmaceutical †	70,000	4,176,200
uniQure †	706,166	13,162,934
United Therapeutics †	80,000	18,851,200
Vascular Biogenics †	200,000	322,000
Vertex Pharmaceuticals †	25,000	7,044,750
Viking Therapeutics †	330,100	953,989
Voyager Therapeutics †	5,700	33,687
WaVe Life Sciences †	81,955	266,354
Xencor †	129,191	3,535,958
XOMA †	3,466	77,222
Yumanity Therapeutics =	750,000	0
Yumanity Therapeutics †	37,500	68,250
		242,222,620
Blue Chip Medical Products — 47.86%
AbbVie	226,559	34,699,776
Amgen	246,964	60,086,341
AstraZeneca	131,243	17,254,307
Biogen †	45,000	9,177,300
Boston Scientific †	380,000	14,162,600
Chugai Pharmaceutical	700,000	17,902,418
Eli Lilly & Co.	130,000	42,149,900
Euroapi †	8,696	137,181
Gilead Sciences	195,000	12,052,950
GSK	313,421	6,736,248
Johnson & Johnson	100,000	17,751,000
Merck & Co.	295,000	26,895,150
Organon & Co.	29,500	995,625
Pfizer	604,600	31,699,178
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(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Blue Chip Medical Products (continued)
Roche Holding	80,000	$ 26,694,600
Sanofi	200,000	20,191,901
Sanofi ADR	1,100,000	55,033,000
Stryker	15,000	2,983,950
UCB	76,000	6,422,508
Zimmer Biomet Holdings	80,000	8,404,800
		411,430,733
Healthcare Services — 13.97%
Change Healthcare †	25,532	588,768
CVS Health	100,000	9,266,000
Elevance Health	87,500	42,225,750
Quest Diagnostics	48,000	6,383,040
UnitedHealth Group	120,000	61,635,600
		120,099,158
Other — 0.92%
Cia de Minas Buenaventura ADR	66,353	437,930
Fannie Mae †	1,300,000	563,875
Federal Home Loan Mortgage †	1,050,000	441,105
Sohu.com ADR †	390,722	6,474,263
		7,917,173
Small- / Mid-Cap Medical Products — 8.96%
Aerie Pharmaceuticals †	5,100	38,250
Halozyme Therapeutics †	230,000	10,120,000
Illumina †	80,000	14,748,800
InnoCare Pharma 144A #, †	17,000	28,988
Inspire Medical Systems †	30,000	5,480,100
Intra-Cellular Therapies †	450,000	25,686,000
Perrigo	210,000	8,519,700
Viatris	1,170,018	12,250,088
Zimvie †	8,000	128,080
		77,000,006
Total Common Stocks (cost $692,857,998)		858,669,690

NQ-573 [6/22] 8/22 (2351833)    3

Schedule of investments
Delaware Healthcare Fund   (Unaudited)
	Number of shares	Value (US $)

Rights — 0.00%
Ambit Bioscience =	76,500	$ 0
Total Rights (cost $0)		0
Total Value of Securities—99.89% (cost $692,857,998)		858,669,690

Receivables and Other Assets Net of Liabilities—0.11%		904,306
Net Assets Applicable to 33,603,136 Shares Outstanding—100.00%		$859,573,996
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $28,988, which represents 0.00% of the Fund's net assets.
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CHF	(1,276,931)	USD	1,336,713	7/1/22	$(953)
BNYM	CHF	(1,889,313)	USD	1,976,521	7/5/22	(3,096)
BNYM	GBP	(43,878)	USD	53,332	7/1/22	(82)
Total Foreign Currency Exchange Contracts						$(4,131)
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
Summary of currencies:
CHF – Swiss Franc
GBP – British Pound Sterling
USD – US Dollar
4    NQ-573 [6/22] 8/22 (2351833)